EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSS) PER SHARE

22.    EARNINGS/(LOSS) PER SHARE

Basic earnings per share and diluted earnings/(loss) per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net income	1,565,139	6,452,554	13,487
Less: Net (income)/loss attributable to non-controlling interests	(944,633)	(3,005,111)	76,979
Less: Net income attributable to redeemable non-controlling interests	—	—	(35,926)
Net income attributable to JinkoSolar’s ordinary shareholders	620,506	3,447,443	54,540
Dilutive effects of convertible senior notes	—	(5,574)	(320,243)
Numerator for diluted income/(loss) per share	620,506	3,441,869	(265,703)

Denominator:
Denominator for basic earnings per share–weighted average number of ordinary shares outstanding	198,004,260	207,705,476	208,607,597
Dilutive effects of share options	2,404,234	6,920,728	—
Dilutive effects of convertible senior notes	—	11,486,880	1,374,243
Dilutive effects of convertible notes issued by Jiangxi Jinko	—	—	—

Denominator for diluted calculation–weighted average number of ordinary shares outstanding	200,408,494	226,113,084	209,981,840
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	3.13	16.60	0.26
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	3.10	15.23	(1.27)

For the years ended December 31, 2022, convertible senior notes convertible into 14,427,088 shares were not included in the computation of diluted EPS because of their anti-dilutive effect. For the year ended December 31, 2023 and 2024, convertible notes issued by the Company’s subsidiary, Jiangxi Jinko, was not included in the computation of diluted EPS because of its anti-dilutive effect. For the year ended December 31, 2024, share option issued by the Company was not included in the computation of diluted EPS because of its anti-dilutive effect.